Deposits, Prepayment and Other Receivables (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Deposits, Prepayment And Other Receivables [Line Items]
Prepaid insurance	912	833	1,067
Prepaid electricity	11	426	380
Prepaid renovation	355	1,188	1,188
Rental deposits / prepaid rent	6,223	7,618	7,825
Deposit for the import processing arrangement	2,986	320	314
Loans to workers	8,348	5,217	5,506
Other receivables	7,333	18,260	2,181
Others	1,971	1,609	2,053
Deposits, prepayment and other receivables	28,139	35,471	20,514